COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USN ($)
COMMITMENTS AND CONTINGENCIES.
Capital expenditures to be paid in the future	$ 1,087	$ 1,422